Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,339,000,000		SFr 1,636,000,000	SFr 1,629,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	SFr 250,000	$ 250,000
Moratorium period on early retirement, determined from grant date (in years)	2 years	2 years
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 263,000,000		440,000,000	335,000,000
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation			7,000,000	13,000,000
Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				5,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	154,000,000		280,000,000	235,000,000
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	12,000,000		14,000,000	13,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 382,000,000		SFr 348,000,000	SFr 370,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	46.6	46.6	42.0	42.1
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 526,000,000		SFr 529,000,000	SFr 628,000,000
Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	2,000,000		18,000,000	30,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	1,302,000,000		1,593,000,000	1,620,000,000
Bank | Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	257,000,000		417,000,000	331,000,000
Bank | 2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation			7,000,000	13,000,000
Bank | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				5,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	149,000,000		277,000,000	234,000,000
Bank | Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	12,000,000		14,000,000	13,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 371,000,000		SFr 342,000,000	SFr 370,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	45.0	45.0	41.2	41.5
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 512,000,000		SFr 519,000,000	SFr 624,000,000
Bank | Stock compensation plan | Contingent Capital share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,000,000		SFr 17,000,000	SFr 30,000,000